Accrued Liabilities and Other Payables (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities and Other Payables (Textual)
Loan description	Other loans primarily consist of loans from third parties for working capital purpose, payable on various date from April 7, 2019 to May 16, 2020.
Other loans	$ 655,671	$ 939,555
Percentage of annual interest	7.20%	7.20%
Percentage of daily interest	0.04%	0.04%